Investments carried under the equity method, Movement of the investments held in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investments in associates [Abstract]
Initial balance	$ 55,784	$ 55,009
Share of (loss)/profit	5,231	5,351
Dividend distribution	(4,463)	(2,454)
Equity distribution	(122)	(549)
Others (incl. currency translation differences)	(3,011)	(1,573)
Final balance	$ 53,419	$ 55,784